Net finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Net Finance Income (Expense)

	2019	2018 Reclassified	2017 Reclassified
	Jan-Dec	Jan-Dec	Jan-Dec
Finance income	1,330	2,381	928

Income from investments and marketable securities (Government Bonds)	558	563	472
Discount and premium on repurchase of debt securities	5	323	—
Gains from signed agreements (electric sector)	79	724	—
Other income, net	688	771	456

Finance expenses	(7,086)	(5,675)	(7,006)

Interest on finance debt	(4,847)	(5,920)	(6,685)
Unwinding of discount on lease liabilities	(1,514)	(10)	(19)
Discount and premium on repurchase of debt securities	(860)	(651)	(338)
Capitalized borrowing costs	1,332	1,814	1,976
Unwinding of discount on the provision for decommissioning costs	(795)	(652)	(762)
Other finance expenses and income, net	(402)	(256)	(1,178)

Foreign exchange gains (losses) and indexation charges	(3,008)	(3,190)	(3,641)

Foreign Ex change gai ns (losses)	(72)	(66)	(857)
Reclassification of he dge accounting to the S tatement of I nc o me	(3,136)	(3,315)	(3,154)
Other foreign exchange gains (losses) and indexation charges, net	200	191	370

Total	(8,764)	(6,484)	(9,719)